Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Environmental Remediation [Table Text Block]
The table below summarizes the amount accrued for environmental remediation costs, management’s estimate of the amount of reasonably possible future costs in excess of accrued costs and the deferred costs expected to be recoverable through overhead charges on U.S. government contracts as of December 31, 2019 and 2018:

$ in millions	Accrued Costs(1)(2)	Reasonably Possible Future Costs in excess of Accrued Costs(2)	Deferred Costs(3)
December 31, 2019	$531	$448	$436
December 31, 2018	461	374	343

(1)	As of December 31, 2019, $148 million is recorded in Other current liabilities and $383 million is recorded in Other non-current liabilities.

(2)
Estimated remediation costs are not discounted to present value. The range of reasonably possible future costs does not take into consideration amounts expected to be recoverable through overhead charges on U.S. government contracts.

(3)
As of December 31, 2019, $119 million is deferred in Prepaid expenses and other current assets and $317 million is deferred in Other non-current assets. These amounts are evaluated for recoverability on a routine basis.